S-K 1602(a)(3) Forepart, Sponsor Compensation - General Purpose Acquisition Corp Services LLC [Member]	Oct. 14, 2025 USD ($) $ / shares shares
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	400,000
Private Placement Units if the Underwriters’ Over-Allotment Option is Exercised in Full [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	430,000
Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Founder Shares Subject to Forfeiture to the Underwriters Do Not Exercise their Overallotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	750,000